ACQUISITION OF GGP INC. (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations
The following table summarizes the amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed in addition to the consideration and transaction costs incurred:

(US$ Millions)	Extended- Stay Hotel Portfolio	UK Student Housing IV	660 Fifth Avenue(3)	Forest City(3)	Other	Total
Date of acquisition	2/1/2018	2/1/2018	8/3/2018	12/7/2018	Various
Investment properties	$—	$742	$1,292	$9,409	$3,846	$15,289
Property, plant and equipment	768	2	—	—	922	1,692
Equity accounted investments	5	—	—	1,479	79	1,563
Goodwill	—	—	—	—	96	96
Intangible assets	—	—	—	—	54	54
Accounts receivable and other	2	53	11	935	944	1,945
Cash and cash equivalents	2	18	—	487	168	675
Total assets	777	815	1,303	12,310	6,109	21,314
Less:
Debt obligations	—	—	—	(3,504)	(1,504)	(5,008)
Accounts payable and other	(13)	(63)	(4)	(700)	(283)	(1,063)
Deferred tax liabilities	—	—	—	—	(47)	(47)
Non-controlling interests(1)	—	—	—	(609)	(88)	(697)
Net assets acquired	$764	$752	$1,299	$7,497	$4,187	$14,499
Consideration(2)	$764	$752	$1,299	$6,948	$3,948	$13,711
Transaction costs	$9	$7	$44	$202	$67	$329

(1)
Includes non-controlling interests recognized on business combinations measured as the proportionate share of the fair value of the assets, liabilities and contingent liabilities on the date of acquisition.

(2)	Includes consideration paid with funds received from issuance of non-controlling interests to certain institutional investors in funds sponsored by Brookfield Asset Management.

(3)	These investments were deconsolidated by the partnership on January 31, 2019. See Note 5, Investment Properties for further information.
The following table summarizes the amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed in addition to the consideration paid and transaction costs incurred:

(US$ Millions)	GGP
Investment properties	$17,991
Equity accounted investments	10,829
Property, plant and equipment	56
Accounts receivable and other	592
Cash and cash equivalents	424
Total assets	29,892
Less:
Debt obligations	(13,147)
Accounts payable and other	(691)
Deferred tax liabilities	(11)
Non-controlling interests(1)	(1,882)
Net assets acquired	$14,161
Consideration(2)	$13,240
Transaction costs	32

(1)	Includes non-controlling interests in a subsidiary of BPR measured as the proportionate share of the fair value of the entity’s net assets on the date of acquisition.

(2)	Includes the acquisition date fair value of the partnership’s previously held equity interest in GGP of $7,843 million.